Schedule of Unaudited Pro Forma Operating Results (Details)	12 Months Ended
Jun. 30, 2021 USD ($) $ / shares
Business Combination and Asset Acquisition [Abstract]
Net revenue	$ 62,289,822
Net loss	$ (41,054,763)
Net loss per common share, basic and diluted | $ / shares	$ (223.00)